Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [line items]
Total Product	$ 2,877	$ 3,951
Parts and Supplies	472	545
Current inventories	3,349	4,496
Crude Oil
Disclosure of inventories [line items]
Total Product	1,643	2,297
Diluent
Disclosure of inventories [line items]
Total Product	548	401
Natural Gas and NGLs
Disclosure of inventories [line items]
Total Product	55	77
Refined Products
Disclosure of inventories [line items]
Total Product	$ 631	$ 1,176